PAINEWEBBER SMALL CAP FUND                                     SEMIANNUAL REPORT


                                                                  March 15, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the PaineWebber Small Cap Fund (the "Fund") for the six-month period ended January 31, 1999.


MARKET REVIEW
--------------------------------------------------------------------------------

   Global stock markets became extremely volatile in August when investors pulled money out of stocks in response to increased uncertainty. Concerns about exposure to over-leveraged hedge funds and emerging markets caused a sell-off in financial-services stocks as investors backed away from potential credit quality and liquidity problems. Weakness in global markets also hurt U.S. companies sensitive to export growth. The U.S. stock market rallied, however, after the Federal Reserve cut interest rates in September, October and November, and other central banks followed suit in anticipation of the new euro currency. As measured by the S&P 500 Index, the U.S. stock market gained 15.02% for the six-month period ended January 31, 1999.

   Despite the broader market gains, small-capitalization stocks continued to post losses. As measured by the S&P 600 Index, small-cap stocks lost 0.55% for the period. Many sectors, especially technology and financial services, which had lagged from August through October, rebounded by period-end. January saw renewed volatility across the stock market in response to concerns about higher U.S. interest rates and the devaluation of Brazil's currency.

OUTLOOK

   Small-cap stocks continue to trade at a discount to large caps, a condition that persisted through the six-month period. Based on earnings estimates for the next fiscal year, small caps are trading at about three-quarters of the level of large-cap stocks -- near historical lows. While we cannot guarantee future performance, we believe current small-cap valuations leave plenty of room for improvement.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
   PERFORMANCE

   The Fund's total return consists of the change in net asset value with dividends reinvested. For the six-month period ended January 31, 1999, without deducting sales charges, Class A shares lost 9.20%, Class B shares lost 9.61%, Class C shares lost 9.54% and Class Y shares lost 9.06%.

   The Fund's total return may be lower for shareowners who purchased or redeemed Fund shares during the period. After deducting the maximum applicable sales charges, Class A shares lost 13.29%, Class B shares lost 13.67% and Class C shares lost 10.35%. Class Y shares are not subject to sales charges.


--------------------------------------------------------------------------------
PAINEWEBBER SMALL CAP FUND
Top Five Sectors*

Consumer Cyclical                  32.1%
Technology                         25.9%
Healthcare                          9.7%
Capital Goods                       8.6%
Financial Services                  8.4%


PAINEWEBBER SMALL CAP FUND
Top Ten Holdings*

Fresh America Corp.                 3.1%
First Cash Financial Services       3.0%
Central Garden & Pet Co.            2.7%
Wackenhut Corp., Class B            2.6%
Cornell Corrections, Inc.           2.4%
Quadramed Corp.                     2.3%
Curative Health Services, Inc.      2.3%
Hooper Holmes, Inc.                 2.2%
Stericycle, Inc.                    2.2%
Orbotech Ltd.                       2.1%


* Portfolio weightings represent percentages of net assets as of January 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER SMALL CAP FUND                                     SEMIANNUAL REPORT


HIGHLIGHTS

   Size was everything during the period: the largest of the small-capitalization stocks outperformed the smallest, and the Fund's emphasis on smaller issues hurt its return. The Fund was helped, however, by its overweighting in the consumer cyclical sector, which continues to benefit from strong consumer spending. The Fund's biggest holding was in the foods sector:
Fresh America Corp. (3.1%*), a distributor of perishable food items to supermarkets and food service companies.

   We made several significant changes to the Fund's sector allocations during the period. The technology weighting rose from 17.7% as of July 31, 1998 to 25.9% as of January 31, 1999. During the same period we cut the Fund's financial services weighting almost in half, from 16.2% to 8.4%. The Fund's top five sectors remained the same for the period, though their order changed (see bar chart, "Top Five Sectors").

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

   For a Quarterly Review on PaineWebber Small Cap Fund or another fund in the PaineWebber Family of Funds(1), please contact your Financial Advisor.

Sincerely,



MARGO ALEXANDER                               DONALD R. JONES
President and                                 Portfolio Manager,
Chief Executive Officer                       PaineWebber Small Cap Fund
Mitchell Hutchins Asset Management Inc.



MARK A. TINCHER
Managing Director and
Chief Investment Officer--
Equity Investments,
Mitchell Hutchins Asset Management Inc.


* Portfolio weightings represent percentages of net assets as of January 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

     This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended January 31, 1999, and reflects our views at the time of writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

--------------------------------------------------------------------------------
PAINEWEBBER
SMALL CAP FUND
FUND PROFILE

Goal:
Long-term capital appreciation through small-cap investing

Portfolio Manager:
Donald R. Jones,
Mitchell Hutchins Asset
Management Inc.

Total Net Assets:
$111.8 million as of January 31, 1999

Dividend Payment:
Annually


PAINEWEBBER
SMALL CAP FUND


                                   PW Small            S&P 600
                                   Cap Fund             Index
                                  -----------------------------
Avg. Market Cap                    $298mm              $568mm
Price/Earnings Ratio                12.8x               16.4x
Price/Book Ratio                     2.9x                3.0x
Dividend Yield                       0.4%                0.9%
Projected EPS Growth                21.2%               17.7%

PAINEWEBBER SMALL CAP FUND

PERFORMANCE RESULTS (unaudited)



                                         Net Asset Value                               Total Return(1)
                             ----------------------------------------       -----------------------------------
                                                                               12 Months            6 Months
                             01/31/99        07/31/98        01/31/98       Ended 01/31/99       Ended 01/31/99
---------------------------------------------------------------------------------------------------------------
Class A Shares                $10.94          $13.34           $13.02           (6.97)%               (9.20)%
Class B Shares                 10.38           12.78            12.52           (7.73)                (9.61)
Class C Shares                 10.37           12.76            12.50           (7.66)                (9.54)

Performance Summary Class A Shares

                                  Net Asset Value
                             ------------------------
                                                            Capital Gains      Dividends              Total
Period Covered               Beginning         Ending        Distributed          Paid               Return(1)
---------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93             $10.00           $10.62          $0.0168          $0.1281                7.68%
1994                           10.62             9.97           0.5208            --                  (1.20)
1995                            9.97            10.81           0.8306            --                  16.81
1996                           10.81            11.40           1.1566            --                  17.45
1997                           11.40            13.31           1.1735            --                  27.38
1998                           13.31            11.21           1.1141            --                  (6.75)
01/01/99-01/31/99              11.21            10.94           --                --                  (2.41)
                                                    Totals:    $4.8124          $0.1281
                                                            Cumulative Total Return as of 01/31/99:   69.19%

Performance Summary Class B Shares

                                  Net Asset Value
                             ------------------------
                                                            Capital Gains      Dividends              Total
Period Covered               Beginning         Ending        Distributed         Paid                Return(1)
---------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93             $10.00           $10.61          $0.0168          $0.0631                6.91%
1994                           10.61             9.88           0.5208            --                  (1.96)
1995                            9.88            10.62           0.8306            --                  15.90
1996                           10.62            11.08           1.1566            --                  16.50
1997                           11.08            12.80           1.1735            --                  26.45
1998                           12.80            10.64           1.1141            --                  (7.49)
01/01/99-01/31/99              10.64            10.38           --                --                  (2.44)
                                                   Totals:     $4.8124          $0.0631
                                                           Cumulative Total Return as of 01/31/99:   61.56%

Performance Summary Class C Shares

                                  Net Asset Value
                             ------------------------
                                                            Capital Gains      Dividends              Total
Period Covered               Beginning         Ending        Distributed         Paid                Return(1)
---------------------------------------------------------------------------------------------------------------
02/01/93-12/31/93             $10.00           $10.61          $0.0168          $0.0682                6.97%
1994                           10.61             9.88           0.5208            --                  (1.96)
1995                            9.88            10.61           0.8306            --                  15.84
1996                           10.61            11.07           1.1566            --                  16.52
1997                           11.07            12.79           1.1735            --                  26.47
1998                           12.79            10.63           1.1141            --                  (7.49)
01/01/99-01/31/99              10.63            10.37            --               --                  (2.45)
                                                   Totals:     $4.8124          $0.0682
                                                            Cumulative Total Return as of 01/31/99:   61.57%


(1) Figures assume reinvestment of all dividends and distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER SMALL CAP FUND



PERFORMANCE RESULTS (unaudited) (concluded)


Average Annual Returns


                                                                                    % Return After Deducting
                                    % Return Without Sales Charge                     Maximum Sales Charge
                                 ------------------------------------         ------------------------------------
                                                Class                                        Class
                                   A*            B**           C***              A*           B**           C***
------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/98     (6.75)%        (7.49)%      ( 7.49)%         (10.96)%      (11.65)%       (8.32)%
Five Years Ended 12/31/98         9.99           9.15          9.14             8.99          8.86          9.14
Commencement of Operations+
    Through 12/31/98              9.74           8.90          8.90             8.90          8.79          8.90



* Maximum sales charge for Class A shares is 4.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5.0% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of operations was February 1, 1993 for Class A, Class B and Class C shares.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the six months ended January 31, 1999 and since inception, July 26, 1996 through January 31, 1999, Class Y shares had a total return of (9.06)% and 34.87%, respectively. For the twelve months ended December 31, 1998, and since inception, July 26, 1996 through December 31, 1998, Class Y shares have an average annual total return of (6.49)% and 14.16%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PaineWebber Small Cap Fund

Portfolio of Investments                            January 31, 1999 (unaudited)


Number of
  Shares                                                                Value
---------                                                             ----------
COMMON STOCKS--98.89%

Agriculture, Food & Beverage--3.75%
   532,000       Creative Bakeries, Inc.* .....................       $  764,750
   195,600       Fresh America Corp.* .........................        3,423,000
                                                                      ----------
                                                                       4,187,750
                                                                      ----------

Apparel, Retail--2.45%
    21,500       Goodys Family Clothing, Inc.* ................          231,797
    33,500       Pacific Sunwear of California, Inc.* .........          847,969
   218,300       Paul Harris Stores, Inc.* ....................        1,664,537
                                                                      ----------
                                                                       2,744,303
                                                                      ----------

Banks--0.26%
     7,500       GBC Bancorp ..................................          166,875
     4,788       Texas Regional Bankshares, Inc. ..............          119,700
                                                                      ----------
                                                                         286,575
                                                                      ----------

Computer--Business Services--0.55%
    53,800       Box Hill Systems Corp.* ......................          305,988
    15,000       SMART Modular Technologies, Inc.* ............          307,500
                                                                      ----------
                                                                         613,488
                                                                      ----------

Computer Hardware--2.36%
     9,000       Bell Microproducts, Inc.* ....................           81,563
   300,000       Oshap Technologies Ltd.* .....................        2,287,500
    57,500       SED International Holdings, Inc.* ............          269,531
                                                                      ----------
                                                                       2,638,594
                                                                      ----------

Computer Software--7.08%
    23,000       Avid Technology, Inc.* .......................          669,875
    14,500       AVT Corp.* ...................................          395,125
    12,000       Clarify, Inc.* ...............................          320,250
     1,200       Covad Communications Group, Inc.* ............           63,300
    12,000       Engineering Animation, Inc.*(1) ..............          607,500
    24,000       MAPICS, Inc.* ................................          258,000
     9,000       Metro Information Services, Inc.* ............          309,375
     7,500       Open Text Corp.* .............................          170,625
    15,880       Platinum Software Corp.* .....................          171,702
    92,000       Quadramed Corp.*(1) ..........................        2,610,500
    15,000       Software Spectrum, Inc.* .....................          245,625
    18,000       SPSS, Inc.* ..................................          362,250
   117,224       Tecnomatix Technologies Ltd.*(1) .............        1,729,054
                                                                      ----------
                                                                       7,913,181
                                                                      ----------

Construction--1.43%
    32,800       Elcor Corp. ..................................       $1,135,700
    21,600       Meritage Corp. ...............................          319,950
     4,000       United States Home Corp. .....................          142,000
                                                                      ----------
                                                                       1,597,650
                                                                      ----------

Consumer Durables--0.97%
    72,500       CHS Electronics, Inc.*(1) ....................        1,082,969
                                                                      ----------

Defense/Aerospace--0.15%
    12,000       Herley Industries, Inc.* .....................          169,500
                                                                      ----------

Diversified Retail--1.28%
    45,000       Shopko Stores, Inc. ..........................        1,428,750
                                                                      ----------

Drugs & Medicine--0.03%
    45,000       IVC Industries, Inc.* ........................           30,938
                                                                      ----------

Electrical Equipment--4.19%
   105,400       Brown & Sharpe Manufacturing Co.* ............          816,850
    81,500       Davox Corp.* .................................          702,937
    75,000       DII Group, Inc. *(1) .........................        2,128,125
    68,000       IFR Systems, Inc. ............................          382,500
     8,800       Thermedics Detection, Inc. ...................           73,700
    55,000       Thermo Ecotek Corp.* .........................          574,063
                                                                      ----------
                                                                       4,678,175
                                                                      ----------

Electrical Power--2.92%
    49,150       AFC Cable Systems, Inc.* .....................        1,732,537
    10,400       Calpine Corp.* ...............................          384,800
    45,000       Hughes Supply, Inc. ..........................        1,141,875
                                                                      ----------
                                                                       3,259,212
                                                                      ----------

Electronic Components--1.85%
   134,500       DSP Group, Inc.* .............................        2,067,937
                                                                      ----------

Electronic Components & Instruments--2.06%
    55,000       Orbotech Ltd.* ...............................        2,299,687
                                                                      ----------

Entertainment--1.04%
    60,200       Funco, Inc.* .................................          805,175
    15,000       Imax Corp.*(1) ...............................          360,000
                                                                      ----------
                                                                       1,165,175
                                                                      ----------

PAINEWEBBER SMALL CAP FUND


Number of
  Shares                                                                Value
---------                                                             ----------
COMMON STOCKS--(continued)

Environmental Services--0.47%
   163,000    Thermatrix, Inc.* ..................................    $  529,750
                                                                      ----------

Financial Services--5.61%
    78,643    DVI, Inc.* .........................................     1,061,680
   262,000    First Cash Financial Services* .....................     3,406,000
    22,000    Imperial Credit Industries Financial Services* .....       170,500
    50,600    Litchfield Financial Corp. .........................     1,043,625
    16,300    Resource Bancshares Mortgage Group, Inc. ...........       242,463
    12,000    Southwest Securities Group, Inc. ...................       347,250
                                                                      ----------
                                                                       6,271,518
                                                                      ----------

Food Retail--0.33%
    12,600    Performance Food Group Co.* ........................       370,913
                                                                      ----------

Forest Products, Paper--1.88%
    38,000    Daisytek International Corp.* ......................       750,500
    48,000    Greif Brothers Corp. ...............................     1,353,000
                                                                      ----------
                                                                       2,103,500
                                                                      ----------

Freight, Air, Sea & Land--1.56%
    16,000    Allied Holdings, Inc.* .............................       224,000
     9,000    Mark VII, Inc.* ....................................       153,000
   120,000    Smithway Motor Xpress Corp.* .......................     1,035,000
    15,000    US Xpress Enterprises, Inc.* .......................       251,250
     7,000    USA Truck, Inc.* ...................................        82,250
                                                                      ----------
                                                                       1,745,500
                                                                      ----------

Health & Personal Care--0.65%
    58,300    Twinlab Corp.* .....................................       728,750
                                                                      ----------

Heavy Machinery--0.61%
     6,000    Gehl Co.* ..........................................       100,500
    70,000    Titan International, Inc. ..........................       581,875
                                                                      ----------
                                                                         682,375
                                                                      ----------

Household Products--1.02%
    33,000    Ultralife Batteries, Inc.* .........................       177,375
    62,500    Watsco, Inc. .......................................       960,937
                                                                      ----------
                                                                       1,138,312
                                                                      ----------

Human Resources--0.22%
    15,000    Romac International, Inc.* .........................       247,500
                                                                      ----------

Industrial Parts--1.62%

    15,000      International Comfort Products Corp.* ..........      $  110,625
   158,000      Powell Industries, Inc.* .......................       1,698,500
                                                                      ----------
                                                                       1,809,125
                                                                      ----------

Industrial Services/Supplies--6.15%
    38,000      Childrens Comprehensive Services* ..............         508,250
   138,700      Cornell Corrections, Inc.* .....................       2,721,987
    41,700      Correctional Services Corp.* ...................         469,125
    85,000      FTI Consulting, Inc.* ..........................         260,313
   144,200      Wackenhut Corp., Class B .......................       2,920,050
                                                                      ----------
                                                                       6,879,725
                                                                      ----------

Information & Computer Services--4.82%
    16,800      4Front Technologies, Inc.* .....................         168,000
    12,000      Barra, Inc.* ...................................         256,500
    29,000      Caere Corp.* ...................................         496,625
     6,200      Computer Task Group, Inc. ......................         162,363
    15,000      Cotelligent, Inc.* .............................         314,062
    80,000      Health Management Systems, Inc.* ...............         620,000
    10,000      Hutchinson Technology, Inc.* ...................         461,250
     7,500      Kronos, Inc.* ..................................         354,375
    75,000      Lanvision Systems, Inc.* .......................         203,906
     7,850      NVIDIA Corp.* ..................................         149,150
    85,900      Pomeroy Computer Resources* ....................       1,825,375
    15,000      Right Management Consultants, Inc.* ............         231,563
    15,000      SCB Computer Technology, Inc.* .................         146,250
                                                                      ----------
                                                                       5,389,419
                                                                      ----------

Leisure--0.67%
    15,000      Activision, Inc.* ..............................         187,500
    41,300      Meade Instruments Corp.* .......................         557,550
                                                                      ----------
                                                                         745,050
                                                                      ----------

Long Distance & Phone Companies--0.95%
    41,000      Davel Communications, Inc.* ....................         556,062
    41,000      Norstan, Inc. * ................................         507,375
                                                                      ----------
                                                                       1,063,437
                                                                      ----------

Manufacturing--High Technology--0.28%
     5,000      Gilat Satellite Networks Ltd.* .................         314,688
                                                                      ----------

PAINEWEBBER SMALL CAP FUND


Number of
  Shares                                                                Value
---------                                                             ----------
COMMON STOCKS--(continued)

Medical Products--3.90%
    73,900     American Science & Engineering, Inc.* ............     $  863,706
   120,800     Chronimed, Inc.* .................................      1,283,500
    10,500     Conmed Corp.* ....................................        343,875
    33,000     ICU Medical, Inc.* ...............................        651,750
    16,900     Minntech Corp. ...................................        230,263
    30,000     PolyMedica Corp.* ................................        262,500
    59,000     Theragenics Corp.* ...............................        394,562
    25,000     Young Innovations, Inc.* .........................        328,125
                                                                      ----------
                                                                       4,358,281
                                                                      ----------

Medical Providers--8.98%
   238,700     Counsel Corp.* ...................................      1,999,113
    84,000     Curative Health Services, Inc.* ..................      2,514,750
    86,500     Hooper Holmes, Inc. ..............................      2,465,250
    72,800     Physicians Specialty Corp.* ......................        600,600
   148,100     Stericycle, Inc. *(1) ............................      2,462,162
                                                                      ----------
                                                                      10,041,875
                                                                      ----------

Mining & Metals--2.30%
    22,500     Atchison Casting Corp.* ..........................        219,375
    48,400     Texas Industries, Inc. ...........................      1,282,600
   125,000     Wyman Gordon Co.* ................................      1,070,312
                                                                      ----------
                                                                       2,572,287
                                                                      ----------

Motor Vehicles--1.07%
    60,000     Keystone Automotive Industries, Inc.* ............      1,200,000
                                                                      ----------

Oil Refining--0.58%
   149,100     Kaneb Services, Inc. .............................        652,313
                                                                      ----------

Oil Services--0.23%
    40,000     Pride International, Inc.* .......................        255,000
                                                                      ----------

Other Insurance--2.55%
    19,900     Capital Re Corp. .................................        361,931
    12,500     Landamerica Financial Group, Inc. ................        624,219
    33,500     Medical Assurance, Inc.* .........................      1,021,750
    10,000     MFC Bancorp Ltd. .................................         77,500
    16,000     Philadelphia Consolidated Holding Corp.* .........        385,500
     7,100     Stewart Information Services Corp. ...............        379,850
                                                                      ----------
                                                                       2,850,750
                                                                      ----------

Publishing--0.14%
    10,000      CCC Information Services Group, Inc.* ..........      $  155,000

Railroads--0.44%
    25,000      Greenbrier Companies, Inc. .....................         300,000
     6,000      MotivePower Industries, Inc.* ..................         187,875
                                                                      ----------
                                                                         487,875
                                                                      ----------

Real Property--4.99%
     7,000      Beazer Homes USA, Inc.* ........................         189,000
    64,500      Cameron Ashley Building Products, Inc.* ........         862,688
    10,000      Crossmann Community, Inc.* .....................         267,500
     5,000      M.D.C. Holdings, Inc. ..........................         105,000
    17,000      Newhall Land & Farming Co. .....................         420,750
   137,775      Nobility Homes, Inc.* ..........................       1,739,409
    32,500      NVR, Inc.* .....................................       1,450,312
    27,000      Schottenstein Homes, Inc. ......................         543,375
                                                                      ----------
                                                                       5,578,034
                                                                      ----------

Restaurants--0.22%
    60,000      Casa Ole Restaurants, Inc.* ....................         243,750
                                                                      ----------

Specialty Retail--12.55%
   190,000      Central Garden & Pet Co.*(1) ...................       3,051,875
    99,500      DM Management Co.* .............................       1,741,250
   243,500      Florsheim Group, Inc.* .........................       1,826,250
    60,000      Inacom Corp.*(1) ...............................         783,750
    13,000      Jo-Ann Stores, Inc.* ...........................         164,125
    40,000      K-Swiss, Inc. ..................................       1,430,000
    41,400      Movado Group, Inc. .............................       1,053,112
    67,500      Musicland Stores Corp.* ........................         822,656
   187,800      Piercing Pagoda, Inc.* .........................       1,831,050
    38,300      The Bon-Ton Stores, Inc.* ......................         301,613
    51,500      Trans World Entertainment Corp.* ...............         759,625
    90,000      West Coast Entertainment Corp.* ................         109,688
     9,000      Whitehall Jewellers, Inc.* .....................         148,500
                                                                      ----------
                                                                      14,023,494
                                                                      ----------

Tobacco--0.14%
     5,000      Universal Corp. ................................         151,563
                                                                      ----------

Water--1.07%
    15,000      Aquarion Co. ...................................         578,438
    15,000      E'Town Corp. ...................................         621,562
                                                                      ----------
                                                                       1,200,000
                                                                      ----------

PAINEWEBBER SMALL CAP FUND


Number of
  Shares                                                                Value
---------                                                             ----------
COMMON STOCKS--(concluded)

Wireless Telecommunications--0.52%
       3,100     Mosaix, Inc.* ................................      $    29,063
      18,000     Proxim, Inc.* ................................          492,187
       2,700     Teltrend, Inc.* ..............................           65,138
                                                                     -----------
                                                                         586,388
                                                                     -----------
Total Common Stocks (cost--$117,219,310) ......................      110,540,056
                                                                     -----------


Number of
Warrants                                                               Value
---------                                                           ------------

WARRANTS--0.01%

Agriculture, Food & Beverage--0.01%
     350,000     Creative Bakeries Inc.*, ....................
                 strike price of $3.00 expiring ..............
                 December 31, 2000(2) (cost--$171,500)........      $     17,500
                                                                    ------------


Principal
  Amount                              Maturity       Interest
  (000)                                 Date           Rate
---------                             --------       --------

REPURCHASE AGREEMENT--2.07%
$  2,311   Repurchase Agreement
           dated 01/29/99 with
           Deutsche Bank,
           collateralized by
           $2,265,000 U.S.
           Treasury Note, 5.50%
           due 05/31/03
           (value--$2,357,231);
           proceeds: $2,311,905
           (cost--$2,311,000)          2/01/99        4.700%          2,311,000
                                                                   ------------

Total Investments (cost--$119,701,810)--100.97% ..................  112,868,556
Liabilities in excess of other assets--(0.97)% ...................   (1,087,212)
Net Assets--100.00% .............................................. $111,781,344
                                                                   ------------

---------------------
*        Non-Income producing security
(1)      Security, or a portion thereof, was on loan at January 31, 1999.
(2)      Illiquid security representing 0.01% of net assets.



                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND


STATEMENT OF ASSETS AND LIABILITIES                 JANUARY 31, 1999 (unaudited)


Assets
Investments, at value (cost--$119,701,810) ........................................................  $112,868,556
Investments of cash collateral for securities loaned (cost--$9,062,100) ...........................     9,062,100
Cash ..............................................................................................           969
Receivable for shares of beneficial interest sold .................................................       181,810
Dividends and interest receivable .................................................................        48,488
Receivable for investments sold ...................................................................         8,925
Other assets ......................................................................................        38,444
                                                                                                     ------------
Total assets ......................................................................................   122,209,292
                                                                                                     ------------
Liabilities
Cash collateral for securities loaned .............................................................     9,062,100
Payable for shares of beneficial interest repurchased .............................................       646,429
Payable for investments purchased .................................................................       303,679
Payable to affiliates .............................................................................       163,555
Accrued expenses and other liabilities ............................................................       252,185
                                                                                                     ------------
Total liabilities .................................................................................    10,427,948
                                                                                                     ------------
Net Assets
Beneficial interest shares of $0.001 par value outstanding (unlimited amount authorized) ..........   116,798,624
Accumulated net investment loss ...................................................................      (706,573)
Accumulated net realized gains from investments ...................................................     2,522,547
Net unrealized depreciation of investments ........................................................    (6,833,254)
                                                                                                     ------------
Net assets ........................................................................................  $111,781,344
                                                                                                     ============
Class A:
Net assets ........................................................................................  $ 46,804,309
                                                                                                     ------------
Shares outstanding ................................................................................     4,276,772
                                                                                                     ------------
Net asset and redemption value per share ..........................................................        $10.94
                                                                                                           ======
Maximum offering price per share (net asset value plus sales charge of 4.50% of offering price) ...        $11.46
                                                                                                           ======
Class B:
Net assets ........................................................................................  $ 34,460,822
                                                                                                     ------------
Shares outstanding ................................................................................     3,318,788
                                                                                                     ------------
Net asset value and offering price per share ......................................................        $10.38
                                                                                                           ======

Class C:
Net assets ........................................................................................  $ 24,873,602
                                                                                                     ------------
Shares outstanding ................................................................................     2,398,694
                                                                                                     ------------
Net asset value and offering price per share ......................................................        $10.37
                                                                                                           ======

Class Y:
Net assets ........................................................................................  $  5,642,611
                                                                                                     ------------
Shares outstanding ................................................................................       511,815
                                                                                                     ------------
Net asset value, offering price and redemption value per share ....................................        $11.03
                                                                                                           ======


                 See accompanying notes to financial statements
                                                                               9

PAINEWEBBER SMALL CAP FUND



STATEMENT OF OPERATIONS

                                                                                For the Six
                                                                               Months Ended
                                                                             January 31, 1999
                                                                                (unaudited)
                                                                             ----------------
Investment income:
Dividends .............................................................          $    390,955
Interest ..............................................................                85,848
                                                                                 ------------
                                                                                      476,803
                                                                                 ------------
Expenses:
Investment advisory and administration fees ...........................               580,011
Services fees--Class A ................................................                50,283
Service and distribution fees--Class B ................................               214,357
Service and distribution fees--Class C ................................               130,857
Transfer agency and service fees ......................................                71,625
Custody and accounting ................................................                35,746
Legal and audit .......................................................                31,933
Reports and notices to shareholders ...................................                30,231
Federal and state registration fees ...................................                21,671
Trustees' fees and expenses ...........................................                 6,750
Other expenses ........................................................                 9,912
                                                                                 ------------
                                                                                    1,183,376
                                                                                 ------------
Net investment loss ...................................................              (706,573)
                                                                                 ------------
Realized and unrealized gain (loss) from investment transactions:
Net realized gain from investment transactions ........................               135,092
Net change in unrealized appreciation/depreciation of investments .....           (13,267,192)
                                                                                 ------------
Net realized and unrealized loss from investment transactions .........           (13,132,100)
                                                                                 ------------
Net decrease in net assets resulting from operations ..................          $(13,838,673)
                                                                                 ============

                 See accompanying notes to financial statements

PAINEWEBBER SMALL CAP FUND



STATEMENT OF CHANGES IN NET ASSETS

                                                                                        For the Six
                                                                                       Months Ended          For the
                                                                                     January 31, 1999      Year Ended
                                                                                        (unaudited)       July 31, 1998
                                                                                     ----------------     -------------
From operations:
Net investment loss ............................................................       $   (706,573)      $ (1,962,672)
Net realized gain from investment transactions .................................            135,092         17,477,609
Net change in unrealized appreciation/depreciation of investments ..............        (13,267,192)        (9,803,079)
                                                                                       --------------     -------------
Net increase (decrease) in net assets resulting from operations ................        (13,838,673)         5,711,858
                                                                                       --------------     -------------
Distributions to shareholders from:
Net realized gain from investment transactions-Class A .........................         (3,700,009)        (3,468,839)
Net realized gain from investment transactions-Class B .........................         (4,415,748)        (4,427,192)
Net realized gain from investment transactions-Class C .........................         (2,637,230)        (2,421,561)
Net realized gain from investment transactions-Class Y .........................           (637,228)          (224,585)
                                                                                       --------------     -------------
Total distributions to shareheolders                                                    (11,390,215)       (10,542,177)
                                                                                       --------------     -------------
From beneficial interest transactions:
Net proceeds from the sale of shares ...........................................         17,292,286         93,251,454
Cost of shares repurchased .....................................................        (32,650,180)       (52,192,558)
Proceeds from dividends reinvested .............................................         10,797,893         10,046,028
                                                                                       --------------     -------------
Net increase (decrease) in net assets from beneficial interest transactions ....         (4,560,001)        51,104,924
                                                                                       --------------     -------------
Net increase (decrease) in net assets ..........................................        (29,788,889)        46,274,605

Net Assets:
Beginning of period ............................................................        141,570,233         95,295,628
                                                                                       --------------     -------------
End of period ..................................................................       $111,781,344       $141,570,233
                                                                                       ==============     =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   PaineWebber Small Cap Fund (the "Fund")is a diversified series of PaineWebber Securities Trust ("Trust"), which was organized under Massachusetts law by a Declaration of Trust dated December 3, 1992 and registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently offers another series of shares, PaineWebber Strategic Income Fund, whose financial statements are not included herein.

   The Fund currently offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after initial issuance. All classes of shares have equal voting privileges, except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan, if any.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Securities which are listed on U.S. and foreign stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), and investment adviser and administrator of the Fund. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") are valued at the last trade price on Nasdaq prior to the time of valuation; other OTC securities (other than short term debt securities described below) are valued at the last quoted bid price in the OTCMarket. The amortized cost method of valuation, which approximates market value, is used to value short-term debt instruments with sixty days or less remaining to maturity unless the Trust's board of trustees determines that this does not represent fair value. Securities and assets for which market quotations are not readily available (including restricted securities subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees.

   Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date.

NOTES TO FINANCIAL STATEMENTS (unaudited)



   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Small cap companies may be more vulnerable than larger companies to adverse business or economic developments. Small cap companies may also have limited product lines, markets or financial resources, and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and therefore may involve greater risk than investing in larger companies. In addition, small cap companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund has an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and payable monthly, at the annual rate of 1.00% of the Fund's average daily net assets. At January 31, 1999, the Fund owed Mitchell Hutchins $98,143 in investment advisory and administration fees.

DISTRIBUTION PLANS

   Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares. At January 31, 1999, the Fund owed Mitchell Hutchins $63,136 in service and distribution fees.

   Mitchell Hutchins also receives the proceeds of the initial sales charges paid by shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended January 31, 1999, it received $91,741 in sales charges.

SECURITY LENDING

   The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Fund will retain record ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities

NOTES TO FINANCIAL STATEMENTS (unaudited)



from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended January 31, 1999, the Fund earned $51,310 for lending its securities and PaineWebber earned $17,102 as the Fund's lending agent. At January 31, 1999, the Fund owed PaineWebber $2,276 in security lending fees.

   At January 31, 1999, the Fund's custodian held cash having an aggregate value of $9,062,100 as collateral for portfolio securities loaned having a market value of $8,286,658 which was invested in the following money market funds:

         Number of
          Shares                                                               Value
        ----------                                                          ----------
        5,685,170   Janus Money Market Fund ..........................      $5,685,170
        3,252,015   Liquid Assets Money Market Portfolio .............       3,252,015
          124,915   TempFund Money Market Portfolio ..................         124,915
                                                                            ----------
                                                                            $9,062,100
                                                                            ==========

   One of the securities out on loan was sold prior to January 31, 1999, and therefore is not included in the Fund's portfolio of investments.

BANK LINE OF CREDIT

   The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the fund at rates based on prevailing market rates in effect at the time of borrowings. For the six months ended January 31, 1999, the Fund did not borrow under the Facility.

TRANSFER AGENCY RELATED SERVICE FEES

   PaineWebber provides certain transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended January 31, 1999, PaineWebber received approximately 54% of the total service fees collected by PFPC, Inc.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at January 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At January 31, 1999, the components of net unrealized depreciation of investments were as follows:
      Gross appreciation (investments having an excess
        of value over cost) ..........................................     $ 15,405,939
      Gross depreciation (investments having an excess
        of cost over value) ..........................................      (22,239,193)
                                                                           ------------
      Net unrealized depreciation of investments .....................     $ (6,833,254)
                                                                           ============

   For the six months ended January 31, 1999, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $35,708,070 and $52,781,362, respectively.

NOTES TO FINANCIAL STATEMENTS (unaudited)



FEDERAL INCOME TAX STATUS

   The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

SHARES OF BENEFICIAL INTEREST

   There was an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:


For the Six Months Ended            Class A                   Class B                  Class C                     Class Y
January 31, 1999:            -----------------------    ------------------       -------------------         -------------------
                              Shares        Amount       Shares       Amount       Shares       Amount       Shares       Amount
                             ---------   -----------    --------   -----------   ----------   -----------   --------   -----------
Shares sold                    247,854   $ 2,739,071     292,498   $  3,094,078      869,975   $ 8,909,288    236,637   $ 2,549,849
Shares repurchased            (750,898)   (8,177,834)   (748,422)    (7,871,762)  (1,246,605)  (12,957,615)  (319,122)   (3,642,969)
Shares converted from
  Class B to Class A           871,200     9,660,186    (917,252)    (9,660,186)           -             -          -             -
Dividends reinvested           342,408     3,557,623     416,167      4,107,567      254,305     2,504,908     60,019       627,795
                             ---------   -----------    --------   -----------   ----------   -----------   --------   -----------
Net increase (decrease)        710,564   $ 7,779,046    (957,009)  $(10,330,303)    (122,325)  $(1,543,419)   (22,466)  $  (465,325)
                             =========   ===========    ========   ===========   ==========   ===========   ========   ===========


For the Year Ended                  Class A                   Class B                  Class C                     Class Y
July 31, 1999:               -----------------------    ------------------       -------------------         -------------------
                              Shares        Amount       Shares       Amount       Shares       Amount       Shares       Amount
                             ---------   -----------    ---------   ----------   ----------   -----------   --------   -----------
Shares sold                  1,362,532   $19,796,327    1,742,368   $ 24,487,702   3,044,346   $ 42,744,818   428,236  $ 6,222,607
Shares repurchased            (723,529)  (10,351,967)    (716,153)    (9,862,362) (2,161,063)   (30,292,135) (116,604)  (1,686,094)
Shares converted from
  Class B to Class A           211,961     3,030,032     (220,238)    (3,030,032)          -             -          -            -
Dividends reinvested           259,054     3,341,792      334,318      4,148,894     188,344      2,335,453    16,980      219,889
                             ---------   -----------    ---------   ------------   ----------   -----------   --------   -----------
Net increase                 1,110,018   $15,816,184    1,140,295    $15,744,202   1,071,627   $ 14,788,136   328,612   $4,756,402
                             =========   ===========    =========   ===========   ==========   ===========   ========   ===========

PAINEWEBBER SMALL CAP FUND


FINANCIAL HIGHLIGHTS
Selected data for a beneficial interest outstanding throughout each period is presented below:

                                                                                          Class A
                                                             ------------------------------------------------------------------
                                                              For the Six
                                                             Months Ended                  For the Years Ended
                                                              January 31,                         July 31,
                                                                 1999       ---------------------------------------------------
                                                              (unaudited)     1998          1997          1996#         1995
                                                             ------------   --------      --------       -------      --------
Net asset value, beginning of period ......................   $  13.34      $  13.42      $  10.22       $ 11.30      $  10.27
                                                              --------      --------      --------       -------      --------
Net investment income (loss) ..............................      (0.04)        (0.13)        (0.14)         0.00@         0.05
Net realized and unrealized gains (losses)
  from investments.........................................      (1.25)         1.22          3.75          0.50@         1.50
                                                              --------      --------      --------       -------      --------
Net increase (decrease) from investment operations ........      (1.29)         1.09          3.61          0.50          1.55
                                                              --------      --------      --------       -------      --------
Dividends from net investment income ......................         --            --            --            --            --
Distributions from net realized gains from investments ....      (1.11)        (1.17)        (0.41)        (1.58)        (0.52)
                                                              --------      --------      --------       -------      --------
Total dividends and distributions .........................      (1.11)        (1.17)        (0.41)        (1.58)        (0.52)
                                                              --------      --------      --------       -------      --------
Net asset value, end of period ............................   $  10.94         13.34         13.42         10.22         11.30
                                                              ========      ========      ========       =======      ========
Total investment return (1) ...............................      (9.20)%        8.45%        36.11%         4.69%        15.80%
                                                              ========      ========      ========       =======      ========

Ratios/Supplemental Data:
Net assets, end of period (000's) .........................   $ 46,804      $ 47,589      $ 32,968       $ 30,675     $ 20,494
Expenses to average net assets ............................       1.59%*        1.56%         2.00%          2.11%        1.98%
Net investment income (loss) to average net assets ........      (0.78)%*      (0.99)%       (1.16)%         0.02%        0.41%
Portfolio turnover ........................................         31%           45%          54%             84%          19%


                                                                        Class A
                                                             ------------------------------
                                                               Period             Year
                                                                Ended             Ended
                                                               July 31,        January 31,
                                                                1994+             1994
                                                              ---------       ------------
Net asset value, beginning of period ......................   $  10.61            $  10.00
                                                              --------            --------
Net investment income (loss) ..............................       0.02                0.13
Net realized and unrealized gains (losses)
  from investments.........................................      (0.36)               0.62
                                                              --------            --------
Net increase (decrease) from investment operations ........      (0.34)               0.75
                                                              --------            --------
Dividends from net investment income ......................         --               (0.12)
Distributions from net realized gains from investments ....         --               (0.02)
                                                              --------            --------
Total dividends and distributions .........................       0.00               (0.14)
Net asset value, end of period ............................      10.27               10.61
                                                              ========            ========
Total investment return (1) ...............................      (3.20)%              7.58%
                                                              ========            ========

Ratios/Supplemental Data:
Net assets, end of period (000's) .........................   $ 22,848            $ 22,226
Expenses to average net assets ............................       1.91%               1.75%
Net investment income (loss) to average net assets ........       0.41%               1.41%
Portfolio turnover ........................................         20%                 98%

---------------
*   Annualized
+   For the period February 1, 1994 to July 31, 1994.
# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.
@   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER SMALL CAP FUND



                                                                                             Class B
                                                               -------------------------------------------------------------------

                                                                For the Six
                                                                Months Ended                     For the Years Ended
                                                                January 31,                           July 31,
                                                                   1999       ----------------------------------------------------
                                                                (unaudited)     1998          1997           1996#         1995
                                                                -----------   --------      ---------      ---------     --------
Net asset value, beginning of period ......................     $  12.78      $  13.00      $   9.98       $  11.15      $  10.22
                                                                --------      --------      --------       --------      --------
Net investment income (loss) ..............................        (0.10)        (0.22)        (0.23)         (0.09)@       (0.04)
Net realized and unrealized gains (losses)                         (1.19)         1.17          3.66           0.50 @        1.49
  from investments.........................................     --------      --------      --------       --------      --------
                                                                   (1.29)         0.95          3.43           0.41          1.45
Net increase (decrease) from investment operations ........     --------      --------      --------       --------      --------
                                                                      --            --            --             --            --
Dividends from net investment income ......................        (1.11)        (1.17)        (0.41)         (1.58)        (0.52)
Distributions from net realized gains from investments ....     --------      --------      --------       --------      --------
                                                                   (1.11)        (1.17)        (0.41)         (1.58)        (0.52)
Total dividends and distributions .........................     --------      --------      --------       --------      --------
Net asset value, end of period ............................     $  10.38      $  12.78      $  13.00       $   9.98      $  11.15
                                                                ========      ========      ========       ========      ========
Total investment return (1) ...............................        (9.61)%        7.60%        35.16%          3.90%        14.86%
                                                                =========     ========      ========       ========      ========

Ratios/Supplemental Data:
Net assets, end of period (000's) .........................     $ 34,461      $ 54,639      $ 40,749       $ 36,612      $ 46,142
Expenses to average net assets ............................         2.39%*         2.3%         2.75%          2.90%         2.74%
Net investment income (loss) to average net assets ........        (1.55)%*      (1.75)%       (1.91)%        (0.78)%       (0.35)%
Portfolio turnover ........................................           31%           45%           54%            84%           19%


                                                                         Class B
                                                               --------------------------
                                                                 For the        For the
                                                                 Period          Year
                                                                  Ended          Ended
                                                                 July 31,     January 31,
                                                               --------------------------
                                                                  1994+           1994
                                                                ---------       --------
Net asset value, beginning of period ......................    $  10.60        $  10.00
                                                               --------        --------
Net investment income (loss) ..............................       (0.02)           0.06
Net realized and unrealized gains (losses)
  from investments.........................................       (0.36)           0.62
                                                               --------        --------
Net increase (decrease) from investment operations ........       (0.38)           0.68
                                                               --------        --------
Dividends from net investment income ......................          --           (0.06)
                                                               --------        --------
Distributions from net realized gains from investments ....          --           (0.02)
                                                               --------        --------
Total dividends and distributions .........................        0.00           (0.08)
Net asset value, end of period ............................    $  10.22        $  10.60
                                                               ========        ========
Total investment return (1) ...............................       (3.58)%          6.81%
                                                               ========        ========

Ratios/Supplemental Data:
Net assets, end of period (000's) .........................    $ 52,624        $ 59,993
Expenses to average net assets ............................        2.69%*          2.50%
Net investment income (loss) to average net assets ........        0.37)%*         0.67%
Portfolio turnover ........................................          20%             98%

PAINEWEBBER SMALL CAP FUND


FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                                     Class C
                                                        ----------------------------------------------------------------------------
                                                         For the Six                                           For the    For the
                                                        Months Ended            For the Years Ended            Period      Year
                                                         January 31,                 July 31,                   Ended      Ended
                                                            1999      --------------------------------------   July 31,  January 31,
                                                         (unaudited)    1998       1997      1996#      1995    1994+      1994
                                                        ------------  -------     ------    -------   -------  --------  -----------
Net asset value, beginning of period ................      $ 12.76    $ 12.98     $ 9.97    $ 11.14   $ 10.22   $ 10.59    $ 10.00
                                                           -------    -------     ------    -------   -------   -------    -------
Net investment income (loss) ........................        (0.09)     (0.21)     (0.24)     (0.08)    (0.05)    (0.02)      0.06
Net realized and unrealized gains (losses)
 from  investments ..................................        (1.19)      1.16       3.66       0.49@     1.49     (0.35)      0.62
                                                           -------    -------     ------    -------   -------   -------    -------
Net increase (decrease) from investment
  operations ........................................        (1.28)      0.95       3.42       0.41      1.44     (0.37)      0.68
                                                           -------    -------     ------    -------   -------   -------    -------
Dividends from net investment income ................           --         --         --         --        --        --      (0.07)
Distributions from net realized gains from
  investments .......................................        (1.11)     (1.17)     (0.41)     (1.58)    (0.52)       --      (0.02)
                                                           -------    -------     ------    -------   -------   -------    -------
Total dividends and distributions ...................        (1.11)     (1.17)     (0.41)     (1.58)    (0.52)     0.00      (0.09)
                                                           -------    -------     ------    -------   -------   -------    -------
Net asset value, end of period ......................      $ 10.37    $ 12.76     $ 12.98   $  9.97   $ 11.14   $ 10.22    $ 10.59
                                                           =======    =======     ======    =======   =======   =======    =======
Total investment return (1) .........................        (9.54)%     7.61%      35.09%     3.90%    14.76%    (3.49)%     6.77%
                                                           =======    =======     ======    =======   =======   =======    =======

Ratios/Supplemental Data:
Net assets, end of period (000's) ...................      $24,874    $32,174     $18,812   $18,606   $13,263   $16,285    $20,941
Expenses to average net assets ......................         2.37%*     2.32%       2.77%     2.91%     2.73%     2.69%*     2.50%
Net investment income (loss) to average
  net assets ........................................        (1.56)%*   (1.75)%     (1.93)%  (0.77)%    (0.34)%   (0.36)%*    0.64%
Portfolio turnover ..................................           31%        45%         54%      84%        19%       20%        98%

--------------
*   Annualized
+   For the period February 1, 1994 to July 31, 1994.
++ For the period July 26, 1996 (commencement of offering shares) to July 31, 1996.
# Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.
@   Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

PAINEWEBBER SMALL CAP FUND


                                                                                   Class C
                                                        ------------------------------------------------------------
                                                         For the Six
                                                        Months Ended        For the Years Ended
                                                         January 31,              July 31,              For the
                                                            1999           ---------------------      Period Ended
                                                         (unaudited)        1998          1997       July 31, 1996
                                                         -----------      -------       -------      -------------
Net asset value, beginning of period ................      $ 13.42        $ 13.46       $ 10.21        $ 10.23
                                                           -------        -------       -------        -------
Net investment income (loss) ........................        (0.02)         (0.07)        (0.11)          0.00@
Net realized and unrealized gains (losses)
 from  investments ..................................        (1.26)          1.20          3.77          (0.02)@
                                                           -------        -------       -------        -------
Net increase (decrease) from investment
  operations ........................................        (1.28)          1.13          3.66          (0.02)
                                                           -------        -------       -------        -------
Dividends from net investment income ................           --             --            --             --
Distributions from net realized gains from
  investments .......................................        (1.11)         (1.17)        (0.41)            --
                                                           -------        -------       -------        -------
Total dividends and distributions ...................        (1.11)         (1.17)        (0.41)          0.00
                                                           -------        -------       -------        -------
Net asset value, end of period ......................        11.03        $ 13.42       $ 13.46        $ 10.21
                                                           =======        =======       =======        =======
Total investment return (1) .........................        (9.06)%         8.74%        36.65%         (0.20)%
                                                           =======        =======       =======        =======

Ratios/Supplemental Data:
Net assets, end of period (000's) ...................      $ 5,643        $ 7,169       $ 2,768        $ 2,801
Expenses to average net assets ......................         1.27%*         1.39%         1.72%          1.72%*
Net investment income (loss) to average
  net assets ........................................        (0.43)%*       (0.83)%       (0.88)%         0.07%*
Portfolio turnover ..................................           31%            45%           54%            84%

                                                                              19


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





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




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

--------------------------------------------------------------------------------

TRUSTEES
E. Garrett Bewkes, Jr.
Chairman
Margo N. Alexander
Richard Q. Armstrong
Richard R. Burt
Mary C. Farrell
Meyer Feldberg
George W. Gowen
Frederic V. Malek
Carl W. Schafer


PRINCIPAL OFFICERS
Margo N. Alexander
President
Victoria E. Schonfeld
Vice President
Dianne E. O'Donnell
Vice President and Secretary
Paul H. Schubert
Vice President and Treasurer
Mark A. Tincher
Vice President
Donald R. Jones
Vice President


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR
Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019








This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

PaineWebber offers a family of 27 funds which encompass a diversified range of investment goals.

BOND FUNDS
/x/  High Income Fund
/x/  Investment Grade Income Fund
/x/  Low Duration U.S. Government Income Fund
/x/  Strategic Income Fund
/x/  U.S. Government Income Fund

TAX-FREE BOND FUNDS
/x/  California Tax-Free Income Fund
/x/  Municipal High Income Fund
/x/  National Tax-Free Income Fund
/x/  New York Tax-Free Income Fund

STOCK FUNDS

/x/  Financial Services Growth Fund
/x/  Growth Fund
/x/  Growth and Income Fund
/x/  Mid Cap Fund
/x/  Small Cap Fund
/x/  S&P 500 Index Fund
/x/  Tax-Managed Equity Fund
/x/  Utility Income Fund

ASSET ALLOCATION FUNDS
/x/  Balanced Fund
/x/  Tactical Allocation Fund

GLOBAL FUNDS
/x/  Asia Pacific Growth Fund
/x/  Emerging Markets Equity Fund
/x/  Global Equity Fund
/x/  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
/x/  Aggressive Portfolio
/x/  Moderate Portfolio
/x/  Conservative Portfolio


PAINEWEBBER MONEY MARKET FUND


                                  PaineWebber
                        (c)1999 PaineWebber Incorporated
                                  Member SIPC

--------------------------------------------------------------------------------
PAINEWEBBER


----------------------------------
SMALL
CAP
FUND






SEMIANNUAL REPORT



JANUARY 31, 1999